May 1, 1998


Dear Fellow Shareholder,

The April 15th tax deadline has just passed and as a Hawaii taxpayer you probably felt the impact of paying high taxes. By investing in tax-free funds like the First Hawaii Municipal Bond Fund and the First Hawaii Intermediate Municipal Fund, you may have realized how important these funds can be in reducing your tax burden.

Tax-free investing provides more than an opportunity to generate State of Hawaii and federal tax-free income. Tax-free investing offers Hawaii investors a unique means of directing working capital toward worthy projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors and water and electrical systems that serve to create jobs, boost the local economy and improve the quality of life here in our islands.

On the following pages you will find our 1998 semi-annual report. If you have any questions or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

Thank you for your business. As always, we look forward to providing you with the same high levels of service and performance you have come to expect.

Warmest Aloha,



Terrence K.H. Lee
President                          First Pacific Securities, Inc./Member SIPC



               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



Board of Directors and Shareholders
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statements of assets and liabilities of First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund (each a series of shares of First Pacific Mutual Fund, Inc.) including the schedules of investments, as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund as of September 30, 1997, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.





                                              TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 7, 1997

FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 1998 (Unaudited)

                                                                   Value
Par Value                                                         (Note 1)
                         HAWAII MUNICIPAL BONDS (87.39%)
            Hawaii County
              General Obligation Bonds (2.72%)
$1,150,000      7.050%, 6/01/01                                     $1,233,375
  100,000       6.800%,12/01/01                                        101,215
  200,000       7.200%, 6/01/05                                        215,250
1,030,000       7.200%, 6/01/06                                      1,108,538
  300,000       5.600%, 5/01/11                                        323,625
                                                                     ---------
                                                                     2,982,003
            Hawaii State
              General Obligation Bonds (2.40%)
  100,000       7.200%, 9/01/06                                        108,250
  150,000       7.000%, 6/01/07                                        159,375
  135,000       6.000%,10/01/08                                        150,694
  330,000       7.125%, 9/01/09                                        356,812
  125,000       7.000%, 6/01/10                                        132,812
  100,000       7.125%, 9/01/10                                        108,125
  200,000       6.000%,11/01/10                                        224,250
  500,000       6.250%, 1/01/13                                        556,250
  300,000       6.250%, 1/01/14                                        333,750
  250,000       5.000%,10/01/16                                        247,813
  250,000       5.000%,10/01/17                                        246,562
                                                                     ---------
                                                                     2,624,693
              Airport Systems Revenue Bonds (6.76%)
  400,000       5.125%, 7/01/00                                        410,000
  150,000       5.800%, 7/01/01                                        158,437
  345,000       6.300%, 7/01/01                                        367,425
  200,000       7.000%, 7/01/07                                        218,500
  175,000       7.000%, 7/01/10                                        192,719
  385,000       6.900%, 7/01/12                                        454,300
  500,000       7.000%, 7/01/18                                        542,500
1,150,000       7.000%, 7/01/20                                      1,260,687
2,460,000       7.500%, 7/01/20                                      2,666,025
1,045,000       6.750%, 7/01/21                                      1,132,519
                                                                     ---------
                                                                     7,403,112




See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND

March 31, 1998 (Unaudited)

                                                                   Value
Par Value                                                         (Note 1)
            Department of Budget & Finance Special Purpose Revenue Bonds
              (Hawaiian Electric Company, Inc.) (5.97%)
$ 550,000       6.875%, 4/01/12                                      $ 559,262
2,720,000       7.625%,12/01/18                                      2,900,200
  570,000       7.600%, 7/01/20                                        615,600
  275,000       6.550%,12/01/22                                        300,438
  450,000       6.200%, 5/01/26                                        483,750
  600,000       5.875%,12/01/26                                        631,500
1,000,000       5.650%,10/01/27                                      1,045,000
                                                                     ---------
                                                                     6,535,750
              (Kapiolani Hospital) (7.55%)
  400,000       6.300%, 7/01/08                                        432,000
3,120,000       7.600%, 7/01/10                                      3,510,000
1,650,000       6.400%, 7/01/13                                      1,784,061
  600,000       6.200%, 7/01/16                                        648,000
  985,000       6.000%, 7/01/19                                      1,042,869
  430,000       7.650%, 7/01/19                                        484,287
  340,000       6.250%, 7/01/21                                        368,475
                                                                     ---------
                                                                     8,269,692
              (Kaiser Permanente Center) (3.06%)
  850,000       6.500%, 3/01/11                                        901,000
2,325,000       6.250%, 3/01/21                                      2,449,969
                                                                     ---------
                                                                     3,350,969
              (Maui Electric Company, Inc.) (.09%)
  100,000       6.875%, 4/01/12                                        101,683
                                                                     ---------
              (Queen's Medical Center Program) (5.34%)
  200,000       6.800%, 7/01/00                                        205,484
  300,000       5.200%, 7/01/04                                        315,000
  540,000       6.900%, 7/01/04                                        555,077
  250,000       6.125%, 7/01/11                                        273,750
  945,000       6.000%, 7/01/20                                      1,009,969
  600,000       6.200%, 7/01/22                                        658,500
2,735,000       5.750%, 7/01/26                                      2,830,725
                                                                     ---------
                                                                     5,848,505
              (St. Francis Medical Center) (2.74%)
2,765,000       6.500%, 7/01/22                                      3,006,937
                                                                     ---------
              (Wahiawa General Hospital) (3.21%)
  120,000       7.125%, 7/01/98                                        120,704
3,035,000       7.500%, 7/01/12                                      3,391,612
                                                                     ---------
                                                                     3,512,316
              (Wilcox Hospital) (.76%)
  845,000       5.350%, 7/01/18                                        833,381
                                                                     ---------


See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 1998 (Unaudited)

                                                                   Value
Par Value                                                         (Note 1)
            Department of Transportation
              Special Facilities Revenue Bonds (2.62%)
$2,760,000      5.750%, 3/01/13                                     $2,873,850
                                                                    ----------
            Harbor Capital Improvements Revenue Bonds,
              Series 1989 (4.08%)
  400,000       5.650%, 7/01/02                                        418,500
  205,000       6.200%, 7/01/03                                        223,194
  310,000       6.300%, 7/01/04                                        337,900
  200,000       6.200%, 7/01/08                                        214,500
  225,000       7.250%, 7/01/10                                        243,562
  250,000       6.250%, 7/01/15                                        271,562
  810,000       7.000%, 7/01/17                                        868,725
  800,000       6.500%, 7/01/19                                        865,000
1,000,000       5.500%, 7/01/27                                      1,021,250
                                                                     ---------
                                                                     4,464,193
            Highway Revenue Bonds, Series 1993 (1.28%)
  200,000       5.000%, 7/01/09                                        201,750
  150,000       5.000%, 7/01/11                                        150,937
1,000,000       5.600%, 7/01/14                                      1,053,750
                                                                     ---------
                                                                     1,406,437
            Housing Authority Single Family
              Mortgage Purpose Revenue Bonds (9.97%)
  145,000       6.300%, 7/01/99                                        148,263
  470,000       8.000%, 7/01/08                                        481,163
  350,000       8.000%, 7/01/10                                        358,904
  405,000       7.000%, 7/01/11                                        435,375
  100,000       5.700%, 7/01/13                                        103,750
  815,000       6.900%, 7/01/16                                        878,163
1,000,000       5.450%, 7/01/17                                      1,012,500
1,335,000       8.125%, 7/01/17                                      1,369,363
  440,000       8.125%, 7/01/19                                        451,326
  335,000       6.750%, 7/01/20                                        356,775
  540,000       7.100%, 7/01/24                                        580,500
2,235,000       5.900%, 7/01/27                                      2,310,431
2,250,000       5.900%, 7/01/27                                      2,331,563
  105,000       7.800%, 7/01/29                                        109,331
                                                                     ---------
                                                                    10,927,407




See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND

March 31, 1998 (Unaudited)

                                                                   Value
Par Value                                                         (Note 1)
            Housing Authority Multi-Family
              Mortgage Purpose Revenue Bonds (4.26%)
$ 180,000       4.500%, 1/01/99                                      $ 180,524
  200,000       4.800%, 1/01/01                                        202,250
  205,000       4.800%, 7/01/01                                        208,588
  210,000       4.900%, 1/01/02                                        212,888
  215,000       4.900%, 7/01/02                                        219,837
1,000,000       5.700%, 7/01/18                                      1,027,500
2,500,000       6.100%, 7/01/30                                      2,615,625
                                                                     ---------
                                                                     4,667,212
            Public Housing Authority Bonds (.41%)
  185,000       5.750%, 8/01/00                                        189,886
  250,000       5.750%, 8/01/04                                        256,268
                                                                     ---------
                                                                       446,154
            University Faculty Housing (2.91%)
   90,000       4.350%,10/01/00                                         91,012
  330,000       4.450%,10/01/01                                        334,125
  345,000       4.550%,10/01/02                                        350,175
  800,000       5.650%,10/01/16                                        844,000
1,500,000       5.700%,10/01/25                                      1,565,625
                                                                     ---------
                                                                     3,184,937
            University of Hawaii - Revenue Bonds (.57%)
  100,000       5.450%,10/01/06                                        105,875
  500,000       5.700%,10/01/17                                        521,250
                                                                     ---------
                                                                       627,125
            Honolulu City & County
              Board of Water Supply (1.40%)
  200,000       5.000%, 7/01/04                                        207,000
  500,000       5.800%, 7/01/16                                        530,625
  750,000       5.800%, 7/01/21                                        792,187
                                                                     ---------
                                                                     1,529,812
              General Obligation Bonds (8.04%)
  100,000       7.300%, 7/01/03                                        114,375
  375,000       6.700%, 8/01/05                                        408,750
  200,000       7.350%, 7/01/06                                        240,250
  300,000       6.900%,12/01/06                                        324,375
  180,000       7.250%, 2/01/07                                        192,150
  200,000       7.100%, 6/01/07                                        214,500
  100,000       7.250%, 2/01/08                                        106,625
  820,000       6.700%, 8/01/08                                        893,800
  380,000       7.100%,10/01/08                                        392,152
1,000,000       7.300%, 2/01/09                                      1,066,250



See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND

March 31, 1998 (Unaudited)

                                                                   Value
Par Value                                                         (Note 1)
              General Obligation Bonds (8.04%) - (Continued)
$ 985,000       6.700%, 8/01/09                                     $1,073,650
  880,000       7.100%,10/01/09                                        908,142
  250,000       7.300%, 2/01/10                                        266,562
  200,000       6.000%, 6/01/10                                        220,250
  525,000       6.700%, 8/01/10                                        572,250
  250,000       7.150%, 6/01/11                                        268,438
  725,000       6.700%, 8/01/11                                        790,250
  460,000       6.100%, 6/01/12                                        509,450
  240,000       5.500%, 9/01/16                                        249,600
                                                                     ---------
                                                                     8,811,819
              Halawa Business Park (.89%)
  170,000       6.300%,10/15/00                                        178,075
  370,000       6.500%,10/15/02                                        399,137
  365,000       6.600%,10/15/03                                        399,219
                                                                     ---------
                                                                       976,431
              Housing Authority Multi-Family
                Mortgage Purpose Revenue Bonds (1.50%)
  320,000       6.800%, 7/01/28                                        354,800
1,200,000       6.900%, 6/20/35                                      1,291,500
                                                                     ---------
                                                                     1,646,300
            Kauai County
              General Obligation Bonds (2.86%)
  300,000       5.100%, 2/01/01                                        308,625
  100,000       7.350%, 8/01/05                                        101,216
  410,000       5.850%, 8/01/07                                        453,563
1,280,000       5.850%, 8/01/07                                      1,416,000
  250,000       5.9005, 2/01/10                                        269,687
  250,000       5.900%, 2/01/11                                        269,063
  295,000       5.900%, 2/01/12                                        316,387
                                                                     ---------
                                                                     3,134,541
            Housing Authority Paanau Project (1.76%)
1,980,000       7.250%, 4/01/12                                      1,930,500
                                                                     ---------





See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND

March 31, 1998 (Unaudited)

                                                                   Value
Par Value                                                         (Note 1)
            Maui County
              General Obligation Bonds (3.24%)
$ 740,000       8.000%, 1/01/01                                      $ 814,925
  250,000       6.800%,12/01/05                                        269,687
  175,000       6.800%,12/01/08                                        188,781
  250,000       5.700%, 1/01/09                                        259,063
  735,000       5.750%, 1/01/12                                        760,725
  235,000       5.750%, 6/01/13                                        250,275
  500,000       5.300%, 9/01/14                                        514,375
  500,000       5.000%, 9/01/17                                        493,125
                                                                     ---------
                                                                     3,550,956
              Water System Revenue (1.00%)
  315,000       5.850%,12/01/00                                        329,569
  300,000       6.500%,12/01/06                                        327,375
  400,000       6.600%,12/01/07                                        438,000
                                                                     ---------
                                                                     1,094,944
                    Total Hawaii Municipal Bonds                    95,741,659


                       PUERTO RICO MUNICIPAL BONDS (9.71%)
            Puerto Rico Commonwealth
              Electric Power Authority Revenue Bonds (1.23%)
  120,000       7.000%, 7/01/07                                        125,850
  100,000       7.125%, 7/01/14                                        105,625
  100,000       7.125%, 7/01/14                                        105,625
  110,000       7.125%, 7/01/14                                        115,775
   55,000       7.125%, 7/01/14                                         57,888
  300,000       6.250%, 7/01/17                                        322,125
  500,000       5.500%, 7/01/25                                        510,000
                                                                     ---------
                                                                     1,342,888
              General Obligation Bonds (2.09%)
  250,000       6.250%, 7/01/10                                        266,563
  100,000       6.250%, 7/01/10                                        108,375
  250,000       7.250%, 7/01/10                                        272,188
   70,000       7.750%, 7/01/13                                         72,106
  750,000       6.450%, 7/01/17                                        853,125
  100,000       7.300%, 7/01/20                                        109,000
  300,000       6.500%, 7/01/23                                        342,000
  250,000       5.750%, 7/01/24                                        262,500
                                                                     ---------
                                                                     2,285,857




See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND

March 31, 1998 (Unaudited)

                                                                   Value
Par Value                                                         (Note 1)
              Highway & Transportation Authority (1.12%)
$ 100,000       8.000%, 7/01/03                                      $ 103,069
  225,000       6.750%, 7/01/05                                        242,719
  200,000       7.750%, 7/01/10                                        220,000
  630,000       6.000%, 7/01/20                                        657,563
                                                                     ---------
                                                                     1,223,351
              Housing Finance Corp.
                Multi-Family Mortgage Revenue Bonds (.60%)
  175,000       7.500%,10/01/15                                        183,531
  450,000       7.500%, 4/01/22                                        473,063
                                                                     ---------
                                                                       656,594
                Single-Family Mortgage Revenue Bonds (.45%)
  115,000       7.650%,10/15/22                                        122,044
  355,000       6.250%, 4/01/29                                        376,744
                                                                     ---------
                                                                       498,788
              Industrial, Medical & Environmental Pollution Control
                (Abbott Laboratories) (.25%)
  270,000       6.500%, 7/01/09                                        271,912
                                                                     ---------
                (Baxter Travenol Laboratories) (.29%)
  300,000       8.000%, 9/01/12                                        313,929
                                                                     ---------
                (Hospital Auxilio Mutual Obligation) (1.29%)
  440,000       6.250%, 7/01/24                                        482,900
  900,000       5.500%, 7/01/26                                        931,500
                                                                     ---------
                                                                     1,414,400
                (Pila Hospital Project) (.45%)
  455,000       6.250%, 8/01/32                                        493,675
                                                                     ---------
                (Upjohn Co. Project) (.79%)
  825,000       7.500%,12/01/23                                        870,111
                                                                     ---------
              Public Building Authority
                Health Facilities & Services (.70%)
  665,000       5.750%, 7/01/15                                        689,938
   75,000       7.250%, 7/01/17                                         76,795
                                                                     ---------
                                                                       766,733
              University of Puerto Rico (.45%)
  500,000       6.500%, 6/01/13                                        502,380
                                                                     ---------
                Total Puerto Rico Municipal Bonds                   10,640,618
                                                                     ----------



See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND

March 31, 1998 (Unaudited)

                                                                   Value
Par Value                                                         (Note 1)
                      VIRGIN ISLANDS MUNICIPAL BONDS (.42%)
            Virgin Islands
              Port Authority Airport Revenue Bonds (.31%)
$ 325,000       8.100%,10/01/05                                      $ 336,590
                                                                     ---------
              Public Finance Authority, Series A (.11%)
  100,000       7.300%,10/01/18                                        126,250
                                                                     ---------
                Total Virgin Islands Municipal Bonds                   462,840
                                                                     ---------
                Total Investments (Cost $100,729,929) (a)97.52%    106,845,117
                Other Assets Less Liabilities             2.48%      2,716,024
                                                      --------       ---------
                Net Assets                              100.00%   $109,561,141
                                                        ======    ============

            (a) Aggregate cost for federal income tax purposes is $100,722,339.

            At March 31, 1998, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
              Gross unrealized appreciation                        $6,124,037
              Gross unrealized depreciation                            (1,259)
              Net unrealized appreciation                          $6,122,778





See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 1998 (Unaudited)

                                                                     Value
Par Value                                                           (Note 1)
---------                                                           --------
                         HAWAII MUNICIPAL BONDS (97.10%)
                         ----------------------
            Hawaii County
              General Obligation Bonds (4.68%)
$65,000         6.350%, 5/15/01                                       $ 65,103
100,000         6.800%,12/01/01                                        101,215
100,000         6.500%, 5/15/06                                        100,178
                                                                      --------
                                                                       266,496
            Hawaii State
              General Obligation Bonds (1.83%)
100,000         5.500%, 7/01/01                                        104,375
                                                                      --------
              Airport Systems Revenue Bonds (17.43%)
105,000         6.400%, 7/01/02                                        113,531
600,000         5.125%, 7/01/00                                        615,000
250,000         5.700%, 7/01/07                                        264,687
                                                                      --------
                                                                       993,218
              Department of Budget and Finance
                Special Purpose Revenue Bonds
                (Kapiolani Hospital) (11.21%)
100,000         6.650%, 7/01/98                                        100,696
200,000         5.500%, 7/01/05                                        211,250
290,000         7.650%, 7/01/19                                        326,613
                                                                      --------
                                                                       638,559
                (Queen's Medical Center Program) (7.29%)
200,000         6.800%, 7/01/00                                        205,484
200,000         5.200%, 7/01/04                                        210,000
                                                                      --------
                                                                       415,484
                (St. Francis Medical Center) (3.76%)
200,000         6.000%, 7/01/02                                        214,000
                                                                      --------
                (Wahiawa General Hospital) (2.65%)
150,000         7.125%, 7/01/98                                        150,880
                                                                      --------
                (Wilcox Hospital) (4.39%)
250,000         4.800%  7/01/04                                        250,000
                                                                      --------
            Harbor Capital Improvements Revenue Bonds,
              Series 1989 (3.70%)
100,000         5.650%, 7/01/02                                        104,625
100,000         5.850%, 7/01/02                                        106,375
                                                                      --------
                                                                       211,000





See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

March 31, 1998 (Unaudited)

                                                                     Value
Par Value                                                           (Note 1)
              Housing Authority
                Single Family Mortgage Purpose Revenue Bonds (8.93%)
$200,000        6.300%, 7/01/99                                       $204,500
300,000         4.800%, 7/01/07                                        304,500
                                                                      --------
                                                                       509,000
                Public Housing Authority Bonds (3.60%)
200,000         5.750%, 8/01/00                                        205,282
                                                                      --------
                University Faculty Housing (4.08%)
230,000         4.350%,10/01/00                                        232,588
                                                                      --------
              University of Hawaii (3.34%)
                University Revenue Bonds
180,000         5.450%,10/01/06                                        190,575
                                                                      --------
            Honolulu City & County
              Board of Water Supply (3.63%)
200,000         5.000%, 7/01/04                                        207,000
                                                                      --------
              General Obligation Bonds (1.81%)
100,000         5.000%,10/01/02                                        103,375
                                                                      --------
              Halawa Business Park (3.68%)
200,000         6.300%,10/15/00                                        209,500
                                                                      --------
            Kauai County
              General Obligation Bonds (3.55%)
100,000         4.400%, 8/01/03                                        101,000
100,000         4.550%, 8/01/05                                        101,375
                                                                      --------
                                                                       202,375
            Maui County
              General Obligation Bonds (3.69%)
190,000         8.000%, 1/01/01                                        209,237
                                                                      --------
              Water System Revenue (3.85%)
100,000         6.600%,12/01/07                                        109,500
100,000         6.700%,12/01/11                                        109,750
                                                                      --------
                                                                       219,250
                   Total Hawaii Municipal Bonds                      5,532,194





See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

March 31, 1998 (Unaudited)

                                                                     Value
Par Value                                                           (Note 1)
                       PUERTO RICO MUNICIPAL BONDS (4.38%)
            Puerto Rico Commonwealth
              Electric Power Authority Revenue Bonds (1.67%)
$90,000         7.125%, 7/01/14                                       $ 95,062
                                                                      --------
              General Obligation Bonds (1.68%)
 90,000         7.750%, 7/01/17                                         95,738
                                                                      --------
              Housing Finance Corp.
                Single Family Mortgage Revenue Bonds (1.03%)
 55,000         6.150%, 8/01/03                                         58,850
                                                                      --------
                  Total Puerto Rico Municipal Bonds                    249,650
                  Total Investments (Cost $5,626,508) (a)101.48%     5,781,844
                Liabilities in Excess of Other Assets    (1.48%)       (84,240)
                                                       --------       --------
                Net Assets                               100.00%    $5,697,604
                                                         ======     ==========

            (a) Aggregate cost for federal income tax purposes is $5,626,508.

               At March 31, 1998, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                Gross unrealized appreciation                         $156,440
                Gross unrealized depreciation                           (1,104)
                  Net unrealized appreciation                         $155,336






See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 1998 (Unaudited)

                                                      Municipal   Intermediate
                                                      Bond        Municipal
                                                      Fund            Fund
ASSETS
   Investments at market value
     (Identified cost $100,729,929
      and $5,626,508, respectively)
     (Note 1 (A))                                  $106,846,117     $5,781,844
   Cash                                               2,036,395         76,690
   Interest receivable                                1,745,153         88,345
   Subscriptions receivable                               2,608            417
   Other assets                                            -             4,253
                                                      --------        --------
       Total assets                                 110,630,273      5,951,549
                                                    -----------      ---------


LIABILITIES
   Payable for investment securities purchased          835,519        250,233
   Distributions payable                                148,793          3,712
   Redemptions payable                                    8,000            -
   Accrued expenses                                      76,820            -
                                                      ---------          -----
       Total liabilities                              1,069,132        253,945
                                                      ---------       --------

NET ASSETS
   (Applicable to 9,821,325 and 1,106,913 shares
    outstanding, $.01 par value, 20,000,000
    shares authorized)                              $109,561,141    $5,697,604


NET ASSET VALUE OFFERING AND REPURCHASE
   PRICE PER SHARE
   ($109,561,141/9,821,325 shares)                        $11.16
                                                          ======
  ($5,697,604/1,106,913 shares)                                          $5.15
                                                                         =====

NET ASSETS
   At March 31, 1998, net assets consisted of:
     Paid-in capital                               $103,662,847     $5,540,404
     Accumulated net realized gain (loss)
     on investments                                    (217,894)         1,864
     Net unrealized appreciation                      6,116,188        155,336
                                                      ---------       --------
                                                   $109,561,141     $5,697,604





See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 1998 (Unaudited)

                                                      Municipal   Intermediate
                                                      Bond        Municipal
                                                      Fund            Fund
INVESTMENT INCOME
   Interest income                                    $3,127,980      $150,190
                                                      ----------      --------

   Expenses
     Management fee (Note 2)                            270,682        14,598
     Distribution costs (Note 2)                         54,136         1,904
     Transfer agent fees (Note 2)                        24,226         5,380
     Shareholder services (Note 2)                       54,136         1,844
     Accounting fees (Note 2)                            27,499         4,421
     Legal and audit fees                                 5,519         1,461
     Printing                                             7,584           636
     Miscellaneous                                       22,296         3,873
     Custodian fees                                       9,387         1,500
     Insurance                                            2,707           584
     Registration fees                                    2,707         1,153
                                                      ---------       -------
     Total expenses                                     480,879        37,354
     Fee reductions (Note 4)                            (20,720)       (3,601)
     Expenses reimbursed or waived (Note 2)                 -         (13,070)
                                                      ---------       -------
     Net expenses                                       460,159        20,683
                                                      ---------       -------
       Net investment income                          2,667,821       129,507
                                                      ---------       -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain (loss) from security transactions   (8,136)        2,981
   Increase (decrease) in unrealized
   appreciation of investments                          573,069        (4,342)
       Net gain (loss) on investments                   564,933        (1,361)
                                                      ---------       -------

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                         $3,232,754      $128,146
                                                      ==========      ========





 See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND


STATEMENT OF CHANGES IN NET ASSETS



                                            For the six           For the year
                                            months ended             ended
                                              March 31,          September 30,
                                                1998                  1997
                                          --------------         ------------
                                            (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                    $2,667,821           $3,168,224
     Net realized gain (loss) on investments      (8,136)              19,725
     Increase in unrealized appreciation
     of investments                              573,069            3,769,988
     Net increase in net assets resulting
     from operations                           3,232,754            6,957,937

   Distributions to shareholders from:
     Net investment income
     ($.27 and $.54 per share, respectively)  (2,667,821)          (3,168,224)

   Capital share transactions (a)
     Increase in net assets resulting
     from capital share transactions           2,615,968           48,425,600
                                               ---------           ----------

         Total increase in net assets          3,180,901           52,215,313

NET ASSETS
   Beginning of period                       106,380,240           54,164,927
                                             -----------           ----------
   End of period                            $109,561,141         $106,380,240
                                            ============         ============


(a) Summary of capital share activity follows:

                                   For the six months       For the yearended

                                  ended March 31, 1998      September 30, 1997
                                  --------------------      ------------------
                                        (Unaudited)
                                    Shares        Value     Shares        Value
    Shares sold                    884,470   $9,819,458  1,385,844  $15,233,619
    Shares issued on acquisition of
      Fund (Note 5)                    -           -     4,250,805   44,450,011
    Shares issued on reinvestment
      of distributions             165,822   1,849,757     204,944    2,251,292
                                   -------   ---------   ---------   ----------
                                 1,050,292  11,669,215   5,841,593   61,934,922
    Shares redeemed               (815,249) (9,053,247) (1,228,255) (13,509,322)
                                   -------   ---------   ---------  -----------
      Net increase                 235,043  $2,615,968   4,613,338  $48,425,600
                                   =======   ==========  =========  ===========





See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND


STATEMENT OF CHANGES IN NET ASSETS

                                            For the six           For the year
                                            months ended             ended
                                              March 31,          September 30,
                                                1998                  1997
                                          --------------         ------------
                                            (Unaudited)


INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                    $ 129,507               $269,623
     Net realized gain on investments             2,981                  4,272
     Increase (decrease) in unrealized
     appreciation of investments                (4,342)                 56,068
                                               --------           ------------
       Net increase in net assets
       resulting from operations                128,146                329,963

   Distributions to shareholders from
     Net investment income
       ($.11 and $.22 per share, respectively) (129,507)              (269,623)
     Capital gains
       ($.01 and $.01 per share, respectively)   (5,389)               (15,406)

   Capital share transactions (a)
     Increase in net assets resulting
     from capital share transactions           (697,438)              (267,381)
       Total decrease in net assets            (704,188)              (222,447)

NET ASSETS
   Beginning of period                        6,401,792              6,624,239
                                              ---------              ---------
   End of period                             $5,697,604             $6,401,792
                                             ==========             ==========


(a) Summary of capital share activity follows:


                                   For the six months       For the yearended

                                  ended March 31, 1998      September 30, 1997
                                  --------------------      ------------------
                                        (Unaudited)
                                    Shares       Value     Shares       Value

    Shares sold                    152,020   $ 784,783    281,929  $1,445,252
    Shares issued on reinvestment
      of distributions              22,897     117,915     47,134     241,769
                                   -------   ---------    -------   ---------
                                   174,917     902,698    329,063   1,687,021
    Shares redeemed               (310,329) (1,600,136)  (380,936) (1,954,402)
                                   --------  ----------   --------  ----------
      Net decrease                 (135,412) $(697,438)   (51,873)  $(267,381)
                                   ========  =========    =======   =========





See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)


                                                      Period Ended
                                                         March 31,                         Years Ended September 30,
                                                     ---------------       --------------------------------------------------------
                                                           1998         1997         1996         1995         1994         1993
                                                       --------     --------     --------     --------     --------     --------
  (Unaudited)
  Net asset value
     Beginning of period ...........................   $  11.10     $  10.89     $  10.84     $  10.62     $  11.48     $  10.90
                                                       --------     --------     --------     --------     --------     --------

  Income from investment operations
     Net investment income .........................        .27          .54          .55          .55          .55          .58
     Net gain (loss) on securities
     (both realized and unrealized) ................        .06          .21          .05          .31         (.80)         .60
                                                         ------       ------       ------       ------       ------       ------
      Total from investment operations .............        .33          .75          .60          .86         (.25)        1.18

  Less distributions
     Dividends from net investment income ..........       (.27)        (.54)        (.55)        (.55)        (.55)        (.58)
     Distributions from capital gains ..............         --           --           --         (.09)        (.06)        (.02)
                                                         ------       ------       ------       ------       ------       ------
        Total distributions ........................       (.27)        (.54)        (.55)        (.64)        (.61)        (.60)
                                                         ------       ------       ------       ------       ------
      End of period ................................   $  11.16    $   11.10    $   10.89    $   10.84    $   10.62    $   11.48
                                                       ========     ========     ========     ========     ========     ========

  Total return .....................................       3.06%        7.09%        5.62%        8.42%       (2.18)%      11.11%

Ratios/Supplemental Data
   Net assets, end of period (in 000's)                $109,561     $106,380      $54,165      $51,131      $52,230      $57,396
   Ratio of expenses to average net assets
    Before expense reimbursements                           .89%(a)      .98%         .98%        1.00%         .97%         .95%
    After expense reimbursements                            .89%(a)(b)   .98%(b)      .98%(b)      .97%(b)      .95%         .95%
   Ratio of net investment income to average net assets
    Before expense reimbursements                          4.89%(a)     4.99%        5.03%        5.19%        4.99%        5.21%
    After expense reimbursements                           4.89%(a)     4.99%        5.03%        5.22%        5.01%        5.21%

Portfolio turnover                                         1.29%        3.21%       15.16%       17.08%       40.22%       27.77%

(a)   Annualized
(b)Ratios of expenses to average net assets after the reduction of custodian fees under a custodian arrangement were .85%, .94%, .95% and .95% for the six months ended March 31, 1998, and for the years ended September 30, 1997, 1996 and 1995, respectively. Prior to 1995, such reductions were reflected in the expense ratios.


See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                                                    Period
Period Ended                                                                                                July 5,
1994* To
          March 31,                          Years Ended September 30,                            September 30,
       ---------------             ----------------------------------------------
                                                                  1998           1997           1996           1995           1994
                                                              --------       --------       --------       --------       --------
         (Unaudited)
   Net asset value
     Beginning of period .............................      $      5.15    $      5.12    $      5.14    $      4.99    $      5.00
                                                               --------       --------       --------       --------       --------
   Income from investment operations
     Net investment income ...........................              .11            .22            .22            .23            .05
     Net gain (loss) on securities
     (both realized and unrealized) ..................              .01            .04           (.02)           .15           (.01)
                                                               --------       --------       --------       --------       --------

      Total from investment operations ...............              .12            .26            .20            .38            .04
                                                               --------       --------       --------       --------       --------
   Less distributions
     Dividends from net investment income ............             (.11)          (.22)          (.22)          (.23)          (.05)
     Distributions from capital gains ................             (.01)          (.01)            --             --             --
                                                               --------       --------       --------       --------       --------
      Total distributions ............................             (.12)          (.23)          (.22)          (.23)          (.05)
                                                               --------       --------       --------       --------       --------
     End of period ...................................      $      5.15    $      5.15    $      5.12    $      5.14    $      4.99
                                                               ========       ========       ========       ========       ========

Total return                                                       2.13%          5.17%          3.95%          7.86%           .72%
Ratios/Supplemental Data
  Net assets, end of period (in 000's)                           $5,697         $6,402         $6,624         $4,760         $2,447
  Ratio of expenses to average net assets
   Before expense reimbursements                                   1.32%(a)       1.43%          1.50%          1.90%       4.48%(a)
   After expense reimbursements                                     .84%(a)(b)     .86%(b)        .84%(b)        .66%(b)       0%(a)
  Ratio of net investment income to average net assets
   Before expense reimbursements                                   3.95%(a)       3.67%          3.66%          3.39%        .12%(a)
   After expense reimbursements                                    4.43%(a)       4.24%          4.32%          4.63%       4.60%(a)
Portfolio turnover                                                 4.30%         17.36%         17.76%         10.04%          0%

* Commencement of operations

(a)  Annualized

(b)Ratios of expenses to average net assets after the reduction of custodian fees under a custodian arrangement were .71%, .75%, .75% and .64% for the six months ended March 31, 1998 and for the years ended September 30, 1997, 1996 and 1995, respectively. Prior to 1995, such reductions were reflected in the expense ratios.


See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 1998 (Unaudited)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

    The investment objective of the Funds is to provide investors with the maximum level of income exempt from federal and Hawaii income taxes consistent with the preservation of capital. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

    The Funds are subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

    Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

    In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

    (A) SECURITY VALUATION
        Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

    (B) FEDERAL INCOME TAXES
        It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required.

    (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. Distributions to shareholders are declared daily and reinvested or paid in cash monthly. Premiums and discounts are amortized in accordance with income tax regulations.

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 1998 (Unaudited)


(2) INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    First Pacific Management Corporation ("FPMC") provides the Funds with management and administrative services pursuant to a management agreement. In accordance with the terms of the management agreement, FPMC receives compensation at the annual rate of .50% of each Fund's average daily net assets.

    The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of FPMC, received $54,136 for costs incurred in connection with the sale of First Hawaii Municipal Bond Fund's shares. FPS also received $1,904 for costs incurred with the sale of First Hawaii Intermediate Municipal Fund's shares (See Note 3).

    First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of FPMC, serves as the transfer agent and accounting agent for the Funds. FPR also provides the Funds with certain clerical, book-keeping and shareholder services pursuant to a service agreement approved by the Funds' directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of First Hawaii Municipal Bond Fund's and First Hawaii Intermediate Municipal Fund's (through January 21, 1998) average daily net assets. Effective January 21, 1998, First Hawaii Intermediate Municipal Fund's fee for these services was discontinued.

    For the six months ended March 31, 1998, FPMC and FPR voluntarily waived certain management, transfer agent, shareholder services, and accounting fees in the amount of $14,145 for First Hawaii Intermediate Municipal Fund. In addition, FPMC also has agreed to be voluntarily subject to an expense limit of .85% of average daily net assets for the First Hawaii Municipal Bond Fund for the two year period beginning August 1, 1997.

    Certain officers and directors of the Funds are also officers of FPMC, FPS and FPR.


(3) DISTRIBUTION COSTS

    The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

    The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds.

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 1998 (Unaudited)


(4) PURCHASES AND SALES/CUSTODY OF SECURITIES

    Purchases and sales of securities aggregated $4,272,981 and $1,365,775, respectively for the First Hawaii Municipal Bond Fund. Purchases and sales of securities for First Hawaii Intermediate Municipal Fund aggregated $250,000 and $708,668, respectively. Under an agreement with the Custodian Bank, custodian fees are reduced by credits for cash balances. During the six months ended March 31, 1998, such reductions amounted to $9,387 and $1,500 for the First Hawaii Municipal Bond Fund and the First Hawaii Intermediate Municipal Fund, respectively.


(5) ACQUISITION OF FUND

    On July 31, 1997, First Hawaii Municipal Bond Fund acquired all the assets of Leahi Tax-Free Income Trust, in exchange for 4,420,805 shares (valued at $47,353,850) of First Hawaii Municipal Bond Fund that were subsequently distributed to the shareholders of Leahi Tax-Free Income Trust. The exchange had no effect on the net asset value per share of First Hawaii Municipal Bond Fund. The net assets of Leahi Tax-Free Income Trust as of July 31, 1997 were $47,353,850 consisting of paid-in capital of $44,450,011 and net unrealized appreciation of investments of $2,903,839.


INVESTMENT MANAGER
First Pacific Management Corporation
2756 Woodlawn Drive, #6-201
Honolulu, Hawaii 96822-1856

DISTRIBUTOR
First Pacific Securities, Inc.
2756 Woodlawn Drive, #6-201
Honolulu, Hawaii 96822-1856

CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street, 15th Floor
San Francisco, California 94111

LEGAL COUNSEL TO FUND
Drinker, Biddle & Reath, LLP
1345 Chestnut Street
Philadelphia, Pennsylvania 19107-3496

INDEPENDENT AUDITORS
Tait, Weller & Baker
8 Penn Center Plaza, Suite 800
Philadelphia, Pennsylvania 19103-2108

TRANSFER AGENT
First Pacific Recordkeeping, Inc.
2756 Woodlawn Drive, #6-201
Honolulu, Hawaii 96822-1856













               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



Board of Directors and Shareholders
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statement of assets and liabilities of First Idaho Tax-Free Fund (a series of shares of First Pacific Mutual Fund, Inc.), including the schedule of investments, as of September 30, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Idaho Tax-Free Fund as of September 30, 1997, the results of its operations for the year then ended and, the changes in its net assets and the financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.





                                              TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 7, 1997

FIRST IDAHO TAX-FREE FUND

SCHEDULE OF INVESTMENTS

March 31, 1998 (Unaudited)

    Par                                                               Value
  Value                                                               (Note 1)
                         IDAHO MUNICIPAL BONDS (83.33%)
          Ada & Canyon Counties
            Joint School District (1.26%)
$10,000        5.500%, 7/30/12                                         $10,550
          Boise City
            Convention Center (3.08%)
25,000         6.250%, 12/01/09                                         25,719
            Independent School District (1.25%)
10,000         5.300%, 7/30/09                                          10,450
            Public Housing Authority (3.06%)
25,000         5.250%, 8/01/11                                          25,528
          Boise State University
            Revenue Bond (3.19%)
10,000         5.050%, 4/01/08                                          10,475
15,000         6.200%, 4/01/10                                          16,125
                                                                        ------
                                                                        26,600
          Boise-Kuna-Irrigation District
            Lucky Peak Hydroelectric (3.16%)
25,000         6.000%, 7/01/08                                          26,406
          Bonneville County
            General Obligation Bonds (1.23%)
10,000         5.200%, 8/01/12                                          10,275
          Cassia & Twin Falls County
            General Obligation Bonds (3.09%)
25,000         5.375%, 8/01/13                                          25,781
          Central Shoshone County
            Water District Revenue Bond (1.25%)
10,000         6.150%, 12/01/17                                         10,450
          Elmore County
            School District #193 (2.89%)
25,000         4.500%, 7/31/13                                          24,125
          Gooding County
            School District #232 Wendell (1.25%)
10,000         5.800%, 8/01/06                                          10,450
          Idaho Falls
            Idaho Electric Revenue Bonds (6.90%)
40,000         10.375%, 4/01/13                                         57,600
          Idaho Health Facilities Revenue Bonds
            (Bannock Regional Medical Center) (3.66%)
15,000         5.000%, 5/01/00                                          15,188
10,000         7.600%, 5/01/05                                          10,225
 5,000         6.000%, 5/01/14                                           5,106
                                                                        ------
                                                                        30,519

See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

March 31, 1998 (Unaudited)

    Par                                                               Value
  Value                                                               (Note 1)
            (Holy Cross Health Systems) (3.28%)
$25,000        6.100%, 12/01/06                                        $27,313
            (Intermountain Health Care Inc.) (3.48%)
25,000         6.500%, 4/01/10                                          29,062
            (Magic Valley Regional Medical Center) (1.26%)
10,000         5.500%, 12/01/10                                         10,525
            (Mercy Medical Center) (3.27%)
25,000         7.400%, 10/01/05                                         27,281
          Idaho Housing Agency
            Single Family Mortgage - Series B (12.09%)
30,000         6.600%, 7/01/12                                          31,950
10,000         5.700%, 7/01/13                                          10,350
50,000         6.500%, 1/01/27                                          53,313
 5,000         7.850%, 1/01/21                                           5,244
                                                                        ------
                                                                       100,857
          Idaho State
            Board of Education (0.62%)
 5,000         7.100%, 10/01/17                                          5,137
            Water Reserve Board (1.32%)
10,000         7.250%, 12/01/21                                         10,975
            Student Loan Marketing Association - Series C (1.20%)
10,000         4.750%, 4/01/99                                          10,030
          Kootenai County
            School District #271 (3.05%)
25,000         5.850%, 7/30/07                                          25,433
          Jerome
            Sewer Revenue (1.88%)
15,000         6.800%, 11/01/06                                         15,675
          Nampa Urban Renewal Agency (1.30%)
10,000         5.700%, 8/01/05                                          10,875
          Payette & Washington Counties
            School District #371 (2.48%)
20,000         6.300%, 10/01/03                                         20,725
          Twin Falls County
            Solid Waste Disposal (2.41%)
20,000         4.500%, 9/01/99                                          20,150
          University of Idaho
            University Commons Project (10.42%)
50,000         5.300%, 4/01/17                                          50,938
25,000         5.350%, 4/01/22                                          25,469
10,000         5.650%, 4/01/22                                          10,525
                                                                        ------
                                                                        86,932
               Total Idaho Municipal Bonds                             695,423
See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

March 31, 1998 (Unaudited)

    Par                                                               Value
  Value                                                              (Note 1)
                      PUERTO RICO MUNICIPAL BONDS (11.14%)
          Puerto Rico Commonwealth
            General Obligation Bonds (1.27%)
$10,000          5.750%, 7/01/17                                       $10,575
            Housing Finance Corp.
               Multi-Family Mortgage Revenue Bonds (1.26%)
10,000           7.500%, 4/01/22                                        10,512
               Single Family Mortgage Revenue Bonds (1.92%)
15,000           6.150%, 8/01/03                                        16,050
            Industrial, Medical & Environmental Pollution Control
               Abbott Laboratories (3.62%)
30,000           6.500%, 7/01/09                                        30,212
            Public Building Authority
               Health Facilities & Services (3.07%)
25,000           7.250%, 7/01/17                                        25,598
                                                                        ------
               Total Puerto Rico Municipal Bonds                        92,947
                                                                        ------
               Total Investments (cost $769,461) (a)         94.47%    788,370
               Other Assets Less Liabilities                  5.53      46,106
                                                          --------      ------
               Net Assets                                   100.00%   $834,476
                                                            ======    ========

          (a) Aggregate cost for federal income tax purposes is $769,461.

          At March 31, 1998, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
            Gross unrealized appreciation                               $19,490
            Gross unrealized depreciation                                  (581)
               Net unrealized appreciation                              $18,909





See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 1998 (Unaudited)

ASSETS
   Investments at market value
     (Identified cost $769,461) (Note 1(A))                           $788,370
   Cash                                                                 48,578
   Interest receivable                                                  14,504
   Subscriptions receivable                                                208
   Other assets                                                            129
                                                                           ---
       Total assets                                                    851,789


LIABILITIES
   Accrued expenses                                                     15,995
   Distributions payable                                                 1,318
       Total liabilities                                                17,313

NET ASSETS
   (Applicable to 79,766 shares outstanding,
     $.01 par value, 20,000,000 shares authorized)                    $834,476
                                                                      ========

NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
   Net asset value and repurchase price per share
     ($834,476 ) 79,766 shares)                                         $10.46
   Offering price per share
     (100 ) 97.25 of $10.46)*                                           $10.76
                                                                        ======

NET ASSETS
   At March 31, 1998, net assets consisted of:
     Paid-in capital                                                  $815,567
     Net unrealized appreciation of investments                         18,909
                                                                      $834,476

*  On investments of $50,000 or more, the offering price is reduced.



See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 1998 (Unaudited)

INVESTMENT INCOME
   Interest income                                                     $19,234
   Expenses
     Management fee (Note 2)                                             1,911
     Transfer agent fees (Note 2)                                        7,700
     Accounting fees (Note 2)                                           11,980
     Legal and audit                                                     1,000
     Miscellaneous                                                       2,483
     Custodian fees                                                      1,500
     Insurance                                                             382
     Registration fees                                                      34
                                                                       -------
       Total expenses                                                   26,990
       Fee reductions (Note 4)                                          (3,983)
       Expenses waived (Note 2)                                        (22,591)
                                                                       -------
       Net expenses                                                        416
                                                                       -------
         Net investment income                                          18,818

UNREALIZED GAIN ON INVESTMENTS
   Increase in unrealized appreciation of investments                    6,312
                                                                       -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $25,130
                                                                       =======

See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the six       For the year
                                                 months ended          ended
                                                   March 31,       September 30,
                                                     1998               1997
                                               --------------      ------------
                                                 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                          $18,818            $17,504
     Increase in unrealized appreciation
     of investments                                   6,312             12,456
     Net increase in net assets resulting
     from operations                                 25,130             29,960

   Distributions to shareholders from
     Net investment income
       ($.26 and $.49 per share, respectively)      (18,818)           (17,504)

   Capital share transactions (a)
     Increase in net assets resulting from
     capital share transactions                     167,005            537,823
         Total increase in net assets               173,317            550,279

   NET ASSETS
     Beginning of period                            661,159            110,880
                                                    -------            -------
     End of period                                  $834,476          $661,159
                                                    ========          ========


(a)  Summary of capital share activity follows:

                                          For the
                                     six months ended          For the year ended
                                       March 31, 1998          September 30, 1997
                                   ---------------------       ------------------
                                     (Unaudited)
                                     Shares        Value       Shares        Value
  Shares sold .................      20,297    $ 210,715       59,375    $ 605,567
  Shares issued on reinvestment
  of distributions ............       1,204       12,597        1,197       12,290
                                     21,501      223,312       60,572      617,857
  Shares redeemed .............      (5,372)     (56,307)      (7,859)     (80,034)
                                  ---------    ---------    ---------    ---------
  Net increase ................      16,129    $ 167,005       52,713    $ 537,823
                                  =========    =========    =========    =========


See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                              Period
                                            Six months                    July 1, 1996*
                                               ended       Year ended            To
                                              March 31,   September 30,     September 30,
                                                1998          1997              1996
                                           ------------   ------------     ------------
                                            (Unaudited)
  Net asset value
       Beginning of period ................    $ 10.39   $    10.15        $   10.00
                                               ------        ------           ------

    Income from investment operations
       Net investment income ..............        .26          .49              .05
       Net unrealized gain on securities ..        .07          .24              .15
                                               ------        ------           ------
         Total from investment operations .        .33          .73              .20
                                               ------        ------           ------

    Less distributions
       Dividends from net investment income       (.26)        (.49)           (.05)
                                               ------        ------           ------
       End of period ......................    $ 10.46   $    10.39       $   10.15
                                                ======       ======          ======

    Total return ..........................       3.19%        7.38%           2.05%

Ratios/Supplemental Data
   Net assets, end of period (in 000's)           $834         $661            $111
   Ratio of expenses to average net assets        1.15%(a)(b) 1.59%(b)          .02%(a)
   Ratio of net investment income to
   average net assets                             4.92%(a)(b) 4.92%            3.03%(a)

Portfolio turnover                                   0%          0%               0%

  * Commencement of operations

(a) Annualized

(b) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian arrangement was .11% and .05% for the six months ended March 31, 1998 and for the year ended September 30, 1997, respectively. There were no custodian fee reductions in 1996.




See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 1998 (Unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    First Idaho Tax-Free Fund is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

    The investment objective of the Fund is to provide investors with the maximum level of income exempt from federal and Idaho income taxes consistent with the preservation of capital. The Fund seeks to achieve its objective by investing primarily in municipal securities which pay interest that is exempt from federal and Idaho income taxes.

    The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

    Since the Fund invests primarily in obligations of issuers located in Idaho, the marketability and market value of these obligations may be affected by certain Idahoan constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Idahoan issuers to meet their financial obligation. The Fund also has a concentration of securities from issuers located in Puerto Rico. Those issuers could be affected by similar developments within Puerto Rico.

    In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

    (A) SECURITY VALUATION
        Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

    (B) FEDERAL INCOME TAXES
        It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders. Therefore, no federal income tax provision is required.

    (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. Distributions to shareholders are declared daily and reinvested or paid in cash monthly. Premiums and discounts are amortized in accordance with income tax regulations.

FIRST IDAHO TAX-FREE FUND

March 31, 1998 (Unaudited)

(2) INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    First Pacific Management Corporation ("FPMC") provides the Fund with management and administrative services pursuant to a management agreement. In accordance with the terms of the management agreement, FPMC receives compensation at the annual rate of .50% of the Fund's average daily net assets.

    The  Funds'  distributor,   First  Pacific   Securities,   Inc.  ("FPS"),  a
    wholly-owned subsidiary of FPMC, may be reimbursed for costs incurred in connection with the sale of the Fund's shares (See Note 3). No reimbursements were received during the six months ended March 31, 1998.

    First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of FPMC, serves as the transfer agent and accounting agent for the Fund. FPR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors.

    For the six months ended March 31, 1998, FPMC and FPR voluntarily waived certain management, transfer agent, and accounting fees in the amount of $22,591 for the Fund.

    Certain officers and directors of the Fund are also officers of FPMC, FPS and FPR.


(3) DISTRIBUTION COSTS

    The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

    The Plan provides that the Fund may incur certain costs, which may not exceed .50% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Fund.


(4) PURCHASES AND SALES OF SECURITIES

    Purchases of securities aggregated $138,917. There were no sales of securities during the period. Under an agreement with the Custodian Bank, custodian fees are reduced by credits for cash balances. During the six months ended March 31, 1998, such reductions amounted to $3,983.